UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21708

Name of Fund:  Dow 30(SM) Premium & Dividend Income Fund Inc.

Fund Address:  P.O. Box 9011, Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, President, Dow 30(SM)
       Premium & Dividend Income Fund Inc., P.O. Box 9011, Princeton, NJ 08543-9011.

Registrant's telephone number, including area code:  (877) 449-4742

Date of fiscal year end: 12/31/2005

Date of reporting period: 07/01/2004 - 06/30/2005

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report.
                               No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Dow 30(SM) Premium & Dividend Income Fund Inc.

By:     /s/ Mitchell M. Cox
       --------------------
       Mitchell M. Cox
       President of Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: August 30, 2005